Financial Information by Segment (Tables)	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of the Relative Size of Net Sales Recognized in each Reportable Segment
The following table shows the relative size of the net sales recognized in each of the Company’s reportable segments:

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
Rubber	67%	66%	66%	65%
Specialty	33%	34%	34%	35%

Schedule of Segment Information
Segment reconciliation for the three months ended September 30, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Net sales from external customers	$247,371	$122,824	$—	$370,195
Adjusted EBITDA	$38,097	$29,957	$—	$68,054
Corporate charges	—	—	(7,543)	(7,543)
Depreciation and amortization of intangible assets and property, plant and equipment	(13,524)	(8,467)	—	(21,991)
Excluding equity in earnings of affiliated companies, net of tax	(134)	—	—	(134)
Income from operations before income tax expense and finance costs	24,439	21,490	(7,543)	38,386
Interest and other financial expense, net	—	—	(6,500)	(6,500)
Income tax expense	—	—	(7,767)	(7,767)
Equity in earnings of affiliated companies, net of tax	134	—	—	134
Net income				$24,253

2018
Net sales from external customers	$259,800	$134,154	$—	$393,954
Adjusted EBITDA	$37,886	$34,671	$—	$72,557
Corporate charges	—	—	(7,750)	(7,750)
Depreciation and amortization of intangible assets and property, plant and equipment	(13,482)	(9,322)	—	(22,804)
Excluding equity in earnings of affiliated companies, net of tax	(160)	—	—	(160)
Income from operations before income tax expense and finance costs	24,244	25,349	(7,750)	41,843
Interest and other financial expense, net	—	—	(6,190)	(6,190)
Income tax expense	—	—	(9,996)	(9,996)
Equity in earnings of affiliated companies, net of tax	160	—	—	160
Net income				$25,817

Segment reconciliation for the nine months ended September 30, 2019 and 2018:

	Rubber	Specialties	Corporate and other	Total
	(In thousands)
2019
Net sales from external customers	$760,230	$393,695	$—	$1,153,925
Adjusted EBITDA	$113,755	$90,394	$—	$204,149
Corporate charges	—	—	(17,680)	(17,680)
Depreciation and amortization of intangible assets and property, plant and equipment	(41,502)	(29,988)	—	(71,490)
Excluding equity in earnings of affiliated companies, net of tax	(424)	—	—	(424)
Income from operations before income tax expense and finance costs	71,829	60,406	(17,680)	114,555
Interest and other financial expense, net	—	—	(20,509)	(20,509)
Income tax expense	—	—	(26,515)	(26,515)
Equity in earnings of affiliated companies, net of tax	424	—	—	424
Net income				$67,955

2018
Net sales from external customers	$773,743	$418,496	$—	$1,192,239
Adjusted EBITDA	$109,465	$120,232	$—	$229,697
Corporate charges	—	—	12,222	12,222
Depreciation and amortization of intangible assets and property, plant and equipment	(42,856)	(28,977)	—	(71,833)
Excluding equity in earnings of affiliated companies, net of tax	(453)	—	—	(453)
Income from operations before income tax expense and finance costs	66,156	91,255	12,222	169,633
Interest and other financial expense, net	—	—	(23,349)	(23,349)
Income tax expense	—	—	(41,085)	(41,085)
Equity in earnings of affiliated companies, net of tax	453	—	—	453
Net income				$105,652